Financial instruments - fair values and risk management (Tables)	12 Months Ended
Dec. 31, 2024
Financial instruments - fair values and risk management
Summary of fair value hierarchy carrying amounts of financial assets and financial liabilities

		As of December 31, 2024
in €‘000	Financial statement	Carrying
Description of Financial Instrument	classification	amount	Fair value	Level 1	Level 2	Level 3
Financial assets at FVTPL
Cash equivalents	Cash and cash equivalents	142,969	142,969	142,969	—	—
Financial assets at FVOCI
Equity investments	Other financial assets and other non-current assets	6,747	6,747	—	—	6,747
Total financial assets		149,716	149,716	142,969	—	6,747
Financial liabilities at FVTPL
Contingent consideration	Other liabilities and other non-current liabilities	9,356	9,356	—	—	9,356
Financial liabilities measured at amortized cost
Capitalized sport rights licenses[1]	Trade payables – current and Trade payables – non-current	1,073,975	1,165,024	—	1,165,024	—
Total financial liabilities		1,083,331	1,174,380	—	1,165,024	9,356

1 - Fair value of capitalized sport rights licenses is determined by calculating the NPV of future payments using the latest IBR and CRP as of December 31, 2024.

		As of December 31, 2023
in €‘000	Financial statement	Carrying
Description of Financial Instrument	classification	amount	Fair value	Level 1	Level 2	Level 3
Financial assets at FVTPL
Cash equivalents	Cash and cash equivalents	130,175	130,175	130,175	—	—
Financial assets at FVOCI
Equity investments	Other financial assets and other non-current assets	6,346	6,346	—	—	6,346
Total financial assets		136,521	136,521	130,175	—	6,346
Financial liabilities at FVTPL
Contingent consideration	Other liabilities and other non-current liabilities	15,369	15,369	—	—	15,369
Financial liabilities measured at amortized cost
Capitalized sport rights licenses[1]	Trade payables – current and Trade payables – non-current	1,110,450	1,096,688	—	1,096,688	—
Total financial liabilities		1,125,819	1,112,057	—	1,096,688	15,369

1 - Fair value of capitalized sport rights licenses is determined by calculating the NPV of future payments using the latest IBR and CRP as of December 31, 2023.

Summary of reconciliation from the opening balances to the closing balances for level 3 fair values

	Equity	Contingent
in €‘000	investments	consideration
Balance as of January 1, 2023	2,820	23,201
Additions	3,716	1,400
Payments	—	(8,575)
Net change in fair value – unrealized (included in OCI)	(190)	—
Net change in fair value – unrealized (included in Finance cost / income)	—	(657)
Balance as of December 31, 2023	6,346	15,369
Additions	—	2,605
Payments	—	(8,578)
Net change in fair value – unrealized (included in OCI)	401	—
Net change in fair value – unrealized (included in Finance cost / income)	—	(40)
Balance as of December 31, 2024	6,747	9,356

Summary of contractual cash flows for financial liabilities

	As of December 31, 2024
		Due between	Due after
	Due less than	one to five	five
in €‘000	one year	years	years	Total
Trade payables	210,307	817,334	323,916	1,351,557
Deferred & contingent consideration cash flows	9,356	—	—	9,356
Bank debt - contractual cash flows[1]	1,840	3,680	—	5,520
Lease liabilities cash flows	10,190	26,127	25,624	61,941
Other financial liabilities	5,382	—	—	5,382
Total	237,075	847,141	349,540	1,433,756

	As of December 31, 2023
		Due between	Due after
	Due less than	one to five	five
in €‘000	one year	years	years	Total
Trade payables	231,582	705,753	497,514	1,434,849
Deferred & contingent consideration cash flows	8,376	7,197	—	15,573
Bank debt - contractual cash flows[1]	1,840	4,370	—	6,210
Lease liabilities cash flows	10,470	27,358	29,359	67,187
Other financial liabilities	4,553	—	—	4,553
Total	256,821	744,678	526,873	1,528,372
[1]

For the €220.0 million unutilized RCF, the foreseeable interest expense will be €1.84 million per annum, based on the assumption the RCF remains undrawn and the Senior Secured Net Leverage Ratio remains equal to or less than 3.00:1.00. Refer to Note 19.

Summary of provides information about the exposure to credit risk and ECLs for loans receivable

Loans receivable: exposure to credit risk and ECLs

		Weighted
	Gross carrying	average loss	Impairment	Credit-
in €‘000	amount	rate	loss allowance	impaired
Grades 1 - 6: Low risk (BBB- to AAA)	47	0.0%	—	no
Grade 10: Substandard (B- to CCC-)	3,588	58.2%	(2,087)	no
Grade 12: Loss (D)	12,258	100.0%	(12,258)	yes
Total as of December 31, 2024	15,893		(14,345)
Grades 1 - 6: Low risk (BBB- to AAA)	310	0.0%	—	no
Grade 10: Substandard (B- to CCC-)	3,441	60.7%	(2,087)	no
Grade 12: Loss (D)	12,258	100.0%	(12,258)	yes
Total as of December 31, 2023	16,009		(14,345)

Summary of trade receivables from individual customers: exposure To credit risk and ECLs

Trade receivables from individual customers: exposure to credit risk and ECLs

		Weighted
	Gross carrying	average loss	Impairment	Credit-
in €‘000	amount	rate	loss allowance	impaired
Current (not past due)	40,596	3.4%	(1,377)	no
1 to 60 days past due	29,179	2.6%	(763)	no
61 to 90 days past due	2,640	12.3%	(324)	no
More than 90 days past due	16,305	56.1%	(9,150)	yes
Total as of December 31, 2024	88,720		(11,614)

Current (not past due)	44,431	1.6%	(726)	no
1 to 60 days past due	20,279	2.8%	(562)	no
61 to 90 days past due	2,691	7.8%	(211)	no
More than 90 days past due	13,460	60.3%	(8,116)	yes
Total as of December 31, 2023	80,861		(9,615)

Summary of effect of a quantitative change of foreign currency exchange rates of the EURO against the exposed currencies

	Year Ended December 31,
in €‘000	2024	2023
€ exchange rate +10%	(41,011)	(47,960)
€ exchange rate +5%	(20,505)	(23,980)
€ exchange rate -5%	20,505	23,980
€ exchange rate -10%	41,011	47,960